Taxes - Changes in Deferred Taxes, Net (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance, net	kr 22,225	kr 25,207
Recognized in net income	1,617	188
Recognized in other comprehensive income	(2,099)	(556)
Balances regarding acquired/divested businesses	(3,911)	171
Deferred tax credits utilization	(3,586)	(3,027)
Translation difference	364	242
Closing balance, net	kr 14,610	kr 22,225